UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ___________________ to _____________________
Date of Report (Date of earliest event reported) ____________________________
Commission File Number of securitizer: ____________________________
Central Index Key Number of securitizer: ___________________________

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   0000893709

PENARTH MASTER ISSUER PLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): _____0001671177______
Central Index Key Number of underwriter (if applicable): ________N/A____
Gavin Parker, + 44 207 158 2135
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is the agreed-upon procedures report dated April 1, 2016, prepared by KPMG LLP.
Exhibit No.	Description
99.1	Agreed-upon procedures report of KPMG LLP dated April 1, 2016

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 5, 2016	BANK OF SCOTLAND PLC (Depositor)

	By:	/s/ Gavin Parker
	Name:	Gavin Parker
	Title:	Head of Securitisation & Collateral